TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2019
Income Tax Disclosure [Abstract]
Schedule of Corporate Tax Rates
Taxable income of the Company's subsidiary in Luxemburg, Switzerland and the United States may be subject to the following statutory federal (approximate) tax rates:

	Year ended December 31,
	2019	2018	2017

Luxemburg	29%	29%	29%
Switzerland	24%	24%	24%
United States	21%	21%	34%
Germany	16%	16%	16%

Schedule of Deferred Tax Liabilities
Significant components of the Company and its subsidiary deferred tax assets are as follows:

	December 31,
	2019	2018
Deferred tax assets:
Net Operating losses and other temporary diffs.	$28,941	$25,892
Lease provision	1,466	1,472
Other	193	196

Deferred tax assets	30,600	27,560

Deferred tax liabilities:
Land	(5,437)	(5,362)
Building	(10,020)	(10,058)
Other	(3,331)	(2,571)

Deferred tax liabilities	(18,788)	(17,991)

Valuation allowance	(25,613)	(23,321)

Deferred tax liabilities, net	$(13,801)	$(13,752)

Schedule of Reconciliation between Theoretical Tax Expense and Actual Tax Expense
A reconciliation between the theoretical tax expense, assuming all income is taxed at the statutory tax rate applicable to the income of the Company and the actual tax expense as reported in the statements of operations is as follows:

	Year ended December 31,
	2019	2018	2017

Income before taxes as reported	$3,920	$3,525	$4,451

Theoretical tax benefit computed at the statutory rate 23% for the years 2019 and 2018 and 24% for 2017	902	811	1,068
Income tax at rate other than the Ltd. statutory tax rate	101	52	(226)
Tax adjustments in respect of currency translation	7	2	33
Adjustment of deferred tax balances following a decrease in statuary tax rates	-	-	4,225
Deferred taxes on losses and other temporary differences for which valuation allowance was provided	465	446	(3,600)
Taxes for previous years	(40)	47	(80)
Other non-deductible expenses	37	106	182

Income tax expense	$1,472	$1,464	$1,602

Schedule of Income Before Taxes on Income
Income before taxes on income consists of the following:
	Year ended December 31,
	2019	2018	2017

Domestic	$(179)	$(2,515)	$(84)
Foreign	4,099	6,040	4,535

	$3,920	$3,525	$4,451

Schedule of Components of Income Tax Expense

Income tax expenses are comprised as follows:
	Year ended December 31,
	2019	2018	2017

Current	$1,612	$1,637	$1,771
Deferred	(140)	(173)	(169)

	$1,472	$1,464	$1,602

Domestic	$-	$-	$-
Foreign	1,472	1,464	1,602

	$1,472	$1,464	$1,602